Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Revenues and Cost of Revenue by Segment	Revenues and cost of revenue (excluding impairment loss) by segment are presented below.
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Revenue:
Workspace membership	70,793	39,418
Marketing and branding services	154,917	46,638
Other services	44,392	32,856
Total revenue	270,102	118,912
Cost of revenue (excluding impairment loss)
Workspace membership	(78,640)	(43,017)
Marketing and branding services	(151,527)	(47,045)
Other services	(41,708)	(30,885)
Total cost of revenue (excluding impairment loss)	(271,875)	(120,947)